Other Receivables (Details) ¥ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jul. 08, 2022 USD ($)	Aug. 27, 2023	Jan. 31, 2022 USD ($)	Jan. 24, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Receivables [Abstract]
Amount borrowed from a third party			$ 35.2
Principal payment of loan to each individual			$ 5.0
Annual Interest rate		0.00%	5.00%	2.00%
Total individuals return interest amount	$ 20.0
Interest income	$ 0.3
Remaining balance					$ 1.5	¥ 10.5
Annual interest					2.00%	2.00%
Accrued interest income					$ 1,384.0